Convertible Debentures - Schedule of Breakdown of Convertible Debentures (Details) - DevvStream Corp [Member] - USD ($)	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2024
Schedule of Breakdown of Convertible Debentures [Line Items]
Convertible debentures, short-term	$ 4,660,394
Convertible debentures, long-term		8,800,339
Convertible debentures	5,049,295	13,089,512
Related Party [Member]
Schedule of Breakdown of Convertible Debentures [Line Items]
Convertible debentures, short-term	388,901	375,027
Convertible debentures, long-term		3,914,146
Nonrelated Party [Member]
Schedule of Breakdown of Convertible Debentures [Line Items]
Convertible debentures, short-term	4,660,394
Convertible debentures, long-term		$ 8,800,339